Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of disaggregation of revenue	The following table reconciles the Group's revenue for the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Natural gas	$464,600	$557,167	$1,544,658
NGLs	150,513	141,321	188,733
Oil	117,146	103,911	139,620
Total commodity revenue	$732,259	$802,399	$1,873,011
Midstream	32,535	30,565	32,798
Other(a)	30,047	35,299	13,540
Total revenue	$794,841	$868,263	$1,919,349
(a)Includes $16,305, $28,360, and $9,246 in third party plugging revenue and $13,742, $6,939, and $4,294 in other revenue for the years ended December 31, 2024,
2023, and 2022, respectively. Refer to Note 3 for additional information.